Retirement Benefits - Movements in Defined Benefit Obligation (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of net defined benefit liability (asset) [Line Items]
Current service cost	¥ 32,099	¥ 37,775	¥ 38,540
Interest cost	1,415	1,254	1,797
Past service cost	(28,023)		108
Past service cost	28,023		(108)
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [Line Items]
At beginning of period	1,188,097	1,188,183
Current service cost	32,099	37,775
Interest cost	6,352	6,826
Actuarial losses (gains)-demographic assumptions	1,510	8,089
Actuarial losses -financial assumptions	(6,348)	757
Actuarial losses-experience	2,630	2,592
Benefits paid	(41,933)	(43,636)
Lump-sum payments	(12,463)	(12,443)
Past service cost	(28,023)
Acquisition of subsidiaries and businesses	46	1,252
Others	5,090	(1,298)
At end of period	1,147,057	¥ 1,188,097	¥ 1,188,183
Past service cost	¥ 28,023